Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Schedule of unit's activity

Number of Units
Unvested balance at December 31, 2018	—
Granted	4,475,029
Vested	(3,952,943)
Unvested balance at December 31, 2019	522,086
Granted	683,889
Vested	(1,205,975)
Unvested balance at December 31, 2020	—

Schedule of assumptions used for determination of fair value of unit

The fair value for both the Common A‑2 Units and the Common B‑1 Units was determined using the Black-Scholes-Merton pricing model with the following assumptions:

	December 29,	December 31,
	2020	2019
Dividend yield	—	—
Volatility factor	45%	45%
Risk-free interest rate	0.12%	1.69%
Time to liquidity (in years)	—	5.0
Lack of marketability discount	0.0%	33.0%